Acquisition - Additional Information (Detail)	Jul. 07, 2015 USD ($) $ / shares shares	Jun. 30, 2015 shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2013 $ / shares shares	Dec. 31, 2012 $ / shares shares	Dec. 31, 2011 $ / shares shares
Business Acquisition [Line Items]
Common stock, shares issued		9,438,541	7,541,541
Number of outstanding options			322,086	220,500	220,500	220,500
Weighted average exercise price | $ / shares			$ 17.40	$ 14.57	$ 14.57	$ 14.57
Subsequent Event [Member] | Reunion [Member]
Business Acquisition [Line Items]
Business acquisition, common stock conversion ratio	0.7273
Business acquisition, exchange price per share | $ / shares	$ 16.00
Percentage of common stock issued and outstanding of aquiree for which cash payments may be made	20.00%
Common stock, shares issued	2,301,773
Business acquisition, shares issued	1,339,264
Business acquisition, agreement date	Jul. 07, 2015
Number of outstanding options	286,343
Number of shares purchase by converted options	208,257
Weighted average exercise price | $ / shares	$ 14.11
Subsequent Event [Member] | Reunion [Member] | Maximum [Member]
Business Acquisition [Line Items]
Total amount of cash payable on merger | $	$ 7,365,680